Financial instruments and risk management - Interest rate risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) item	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Interest rate risk
Derivative financial liabilities		$ 122,948
Loss on cash flow hedges	$ 67,629	(455,009)	$ 52,097
Interest rate swap contracts
Interest rate risk
Derivative financial liabilities	$ 2,695	$ 0	0
Loss on cash flow hedges			$ 13,827
28-day TIIE
Interest rate risk
Spread on interest rate basis	1.20%
Number of caplets | item	59
28-day TIIE | Maximum
Interest rate risk
Spread on interest rate basis	10.00%